SHARE-BASED PAYMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment
Key management personnel compensation, share-based payment	R$ 195,655	R$ 205,949
Non-current financial liabilities at fair value through profit or loss, classified as held for trading	15,584	11,816
Tax expense other than income tax expense	R$ 29,390	R$ 41,684